PRE-OPENING EXPENSES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PRE-OPENING EXPENSES
Rents		186,656	191,538	153,229
Personnel costs		8,700	15,488	13,273
Others		15,928	23,664	17,796
Total	$ 34,902	211,284	230,690	184,298